PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total Fixed Assets					$ 99,610	$ 72,131
Less: Accumulated Depreciation					(48,305)	(34,057)
Total Fixed Assets, net					51,305	38,074
Non-cash depreciation expense	$ 3,345	$ 3,421	$ 6,679	$ 6,757	14,248	11,335
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets					$ 50,522	40,024
Property and equipment, Depreciable Life					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets					$ 49,088	$ 32,107
Property and equipment, Depreciable Life					7 years